Commitments (Tables)	6 Months Ended
Jun. 30, 2025
Commitments [Abstract]
Undiscounted Lease Payments under Operating Leases
The undiscounted lease payments[1] under operating leases to be received after the reporting date are analysed as follows:

USD’000	As at 30 June 2025	As at 31 December 2024
Less than one year	126,665	110,715
One to two years	40,705	42,329
Two to five years	2,314	9,348
	169,684	162,392

Future Minimum Capital Contributions
The future minimum capital contributions to be made at the reporting date but not yet recognised are as follows:

USD’000	As at 30 June 2025	As at 31 December 2024
Less than one year	20,532	52,917
One to two years	—	16,778
Two to five years	—	—
	20,532	69,695